UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21832
Eaton Vance Tax-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	October 31
Date of Reporting Period:	July 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Diversified Equity Income Fund                                                         as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Aerospace & Defense — 2.6%
Boeing Co.	324,725	$33,586,307
European Aeronautic Defence and Space Co.	338,257	10,146,650
United Technologies Corp.	431,833	31,510,854
		$75,243,811
Air Freight & Logistics — 1.1%
Deutsche Post AG	315,590	$9,226,033
FedEx Corp.	204,006	22,591,625
		$31,817,658
Auto Components — 0.7%
Johnson Controls, Inc.	189,747	$21,469,873
		$21,469,873
Automobiles — 0.8%
Peugeot SA	133,030	$11,198,120
Renault SA	78,410	11,337,643
		$22,535,763
Beverages — 1.9%
Coca-Cola Co.	538,143	$28,042,632
PepsiCo, Inc.	418,898	27,488,087
		$55,530,719
Biotechnology — 1.5%
Biogen Idec, Inc. (1)	289,669	$16,377,885
Cephalon, Inc. (1)	160,285	12,043,815
Gilead Sciences, Inc. (1)	374,254	13,933,476
		$42,355,176
Building Products — 0.4%
Compagnie de Saint-Gobain	107,252	$11,842,122
		$11,842,122
Capital Markets — 5.7%
Affiliated Managers Group, Inc. (1)	119,320	$13,483,160
Bank of New York Mellon Corp. (The)	607,572	25,852,189
Credit Suisse Group	553,051	36,028,615
Deutsche Bank AG	417,112	56,527,367
E*Trade Financial Corp. (1)	529,000	9,797,080
Goldman Sachs Group, Inc.	119,516	22,509,643
		$164,198,054

Chemicals — 1.8%
Air Liquide SA	87,172	$11,280,495
Du Pont E.I. de Nemours and Co.	509,469	23,807,486
Monsanto Co.	256,815	16,551,727
		$51,639,708
Commercial Banks — 10.3%
Banca Monte dei Paschi Siena SpA	795,919	$5,067,147
Banca Popolare di Milano Scarl	321,453	4,612,624
BNP Paribas	302,782	33,300,286
Commerzbank AG	216,282	9,309,095
Credit Agricole SA	692,612	26,477,794
Dexia SA	160,662	4,594,613
Intesa Sanpaolo SpA	7,702,438	58,296,737
National Bank of Greece SA	95,251	5,573,327
Societe Generale	301,446	51,838,632
UniCredito Italiano SpA	4,205,091	35,689,868
Unione di Banche Italiane ScpA	175,844	4,346,519
Wachovia Corp.	480,529	22,685,774
Wells Fargo & Co.	761,435	25,713,660
Westpac Banking Corp.	477,676	10,619,434
		$298,125,510
Communications Equipment — 2.1%
Cisco Systems, Inc. (1)	1,085,727	$31,388,368
Corning, Inc. (1)	468,487	11,168,730
QUALCOMM, Inc.	432,769	18,024,829
		$60,581,927
Computer Peripherals — 4.0%
Apple, Inc. (1)	178,051	$23,460,000
Dell, Inc. (1)	573,457	16,039,592
EMC Corp. (1)	857,636	15,874,842
Hewlett-Packard Co.	548,180	25,232,725
International Business Machines Corp.	313,271	34,663,436
		$115,270,595
Construction Materials — 0.4%
Lafarge SA	63,501	$10,761,530
		$10,761,530
Consumer Finance — 0.8%
American Express Co.	386,719	$22,638,530
		$22,638,530

Diversified Financial Services — 4.9%
Bank of America Corp.	776,741	$36,833,058
Citigroup, Inc.	900,507	41,936,611
Deutsche Boerse AG	92,398	10,752,872
Fortis	476,290	18,781,557
JPMorgan Chase & Co.	782,594	34,441,962
		$142,746,060
Diversified Telecommunication Services — 4.7%
AT&T, Inc.	1,086,230	$42,536,767
France Telecom SA	2,171,674	58,413,312
Telekom Austria AG	207,270	5,051,968
Verizon Communications, Inc.	714,818	30,465,543
		$136,467,590
Electric Utilities — 3.4%
Edison International	405,234	$21,432,826
Enel SpA	5,702,103	58,892,775
Exelon Corp.	272,701	19,129,975
		$99,455,576
Electrical Equipment — 0.9%
Emerson Electric Co.	566,132	$26,647,833
		$26,647,833
Energy Equipment & Services — 1.6%
Schlumberger, Ltd.	304,985	$28,888,179
Transocean, Inc. (1)	164,101	17,632,653
		$46,520,832
Food & Staples Retailing — 1.8%
Casino Guichard Perrachon Foreign	50,031	$4,874,566
Walgreen Co.	366,010	16,170,322
Wal-Mart Stores, Inc.	680,008	31,246,368
		$52,291,256
Food Products — 0.4%
Unilever NV	343,216	$10,378,371
		$10,378,371
Gas Utilities — 0.2%
Gaz de France	113,057	$5,253,267
		$5,253,267
Health Care Equipment & Supplies — 1.4%
Baxter International, Inc.	334,859	$17,613,583
Medtronic, Inc.	428,576	21,715,946
		$39,329,529

Health Care Providers & Services — 1.4%
Aetna, Inc.	390,328	$18,763,067
UnitedHealth Group, Inc.	446,578	21,627,773
		$40,390,840
Hotels, Restaurants & Leisure — 2.1%
Accor SA	110,544	$9,420,014
Cheesecake Factory, Inc. (1)	411,117	10,121,701
InterContinental Hotels Group PLC	957,339	21,796,652
Lottomatica SpA	126,256	4,661,766
Marriott International, Inc., Class A	361,802	15,032,873
		$61,033,006
Household Durables — 0.3%
D.R. Horton, Inc.	501,111	$8,178,132
		$8,178,132
Household Products — 1.4%
Procter & Gamble Co.	645,635	$39,938,981
		$39,938,981
Industrial Conglomerates — 2.3%
General Electric Co.	1,704,585	$66,069,715
		$66,069,715
Insurance — 4.4%
Alleanza Assicurazioni SpA	372,272	$4,703,519
American International Group, Inc.	520,530	33,407,615
AMP, Ltd.	608,277	5,194,228
Assicurazioni Generali SpA	254,065	9,984,581
AXA	460,335	17,973,619
Hartford Financial Services Group, Inc.	223,780	20,558,669
Lincoln National Corp.	352,831	21,282,766
MBIA, Inc.	257,754	14,459,999
		$127,564,996
Internet Software & Services — 0.7%
Google, Inc., Class A (1)	40,646	$20,729,460
		$20,729,460
IT Services — 0.4%
Electronic Data Systems Corp.	453,570	$12,241,854
		$12,241,854
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc. (1)	323,901	$16,910,871
		$16,910,871

Machinery — 7.0%
Atlas Copco AB, Class A	3,320,318	$57,133,840
Deere & Co.	140,043	16,863,978
Eaton Corp.	219,170	21,298,941
Sandvik AB	1,086,201	21,836,515
SKF AB	2,892,950	60,292,049
Vallourec SA	92,813	24,020,354
		$201,445,677
Media — 3.1%
Citadel Broadcasting Corp.	51,428	$258,169
Comcast Corp., Class A (1)	803,294	21,102,533
McGraw-Hill Companies, Inc.,	308,938	18,690,749
Mediaset SpA	483,782	5,038,455
The Walt Disney Co.	669,676	22,099,308
Time Warner, Inc.	1,191,477	22,947,847
		$90,137,061
Multiline Retail — 1.2%
PPR	62,518	$10,902,359
Target Corp.	379,478	22,984,983
		$33,887,342
Multi-Utilities — 1.0%
CMS Energy Corp.	797,474	$12,887,180
Dominion Resources, Inc.	188,182	15,848,688
		$28,735,868
Oil, Gas & Consumable Fuels — 8.1%
ConocoPhillips	407,791	$32,965,824
ENI SpA	1,267,386	44,376,753
Exxon Mobil Corp.	853,120	72,626,106
Norsk Hydro ASA	597,905	23,041,659
Occidental Petroleum Corp.	434,152	24,625,101
Statoil ASA	738,839	21,862,576
Williams Cos., Inc.	478,036	15,416,661
		$234,914,680
Paper and Forest Products — 0.5%
Weyerhaeuser Co.	204,315	$14,555,401
		$14,555,401
Pharmaceuticals — 3.1%
Abbott Laboratories	514,331	$26,071,438
Allergan, Inc.	341,676	19,861,626
Sanofi-Aventis	232,997	19,526,323
Wyeth	475,449	23,068,786
		$88,528,173

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	1,302,929	$30,775,183
STMicroelectrionics NV	547,512	9,414,330
Texas Instruments, Inc.	499,919	17,592,150
		$57,781,663
Software — 2.0%
Microsoft Corp.	1,450,160	$42,040,138
Oracle Corp. (1)	883,947	16,901,067
		$58,941,205
Specialty Retail — 1.0%
Lowe’s Cos., Inc.	595,448	$16,678,499
Staples, Inc.	556,721	12,815,717
		$29,494,216
Thrifts & Mortgage Finance — 0.3%
Countrywide Financial Corp.	330,920	$9,322,016
		$9,322,016
Tobacco — 1.0%
Altria Group, Inc.	434,643	$28,890,720
		$28,890,720
Water Utilities — 0.3%
Kelda Group PLC	595,070	$10,080,272
		$10,080,272
Total Common Stocks (identified cost $2,837,390,913)		$2,822,873,439

Other Issues — 0.0%

Security	Shares	Value
Cairn Energy PLC, Class B, Deferred Shares (1)(2)	800,000	$0
Kelda Group PLC, Deferred Shares (1)(2)	773,591	0
Total Other Issues (identified cost, $0)		$0

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.86%, (3)	56,059	$56,059,295
Total Short-Term Investments (identified cost, $56,059,295)		$56,059,295
Total Investments — 99.5% (identified cost $2,893,450,208)		$2,878,932,734

Covered Call Options Written — 0.0%

	Number of	Premium
Type of Contract	Contracts	Received	Value
S&P 500 Index, Expires 08/18/07, Strike 1,560	858	$1,971,770	$(51,480)
S&P 500 Index, Expires 08/18/07, Strike 1,580	1,950	2,139,345	(48,750)
S&P 500 Index, Expires 08/18/07, Strike 1,550	1,431	3,244,935	(128,790)
S&P 500 Index, Expires 08/18/07, Strike 1,555	2,954	5,922,932	(236,320)
S&P 500 Index, Expires 08/18/07, Strike 1,565	1,716	3,471,640	(128,700)
Total Covered Call Options Written (premiums received $16,750,622)			$(594,040)
Other Assets, Less Liabilities — 0.5%			$13,102,980
Net Assets — 100.0%			$2,891,441,674

(1)	Non-income producing security.
(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2007. Net income allocated from this investment for the three months ended July 31, 2007, was $854,264.

Country Concentration of Portfolio

	Percentage
	Of Total
Country	Investments	Value
United States	65.6%	$1,889,566,879
France	11.1%	318,420,436
Italy	8.2%	235,670,744
Sweden	4.8%	139,262,404
Germany	3.0%	85,815,367
Norway	1.6%	44,904,235
Switzerland	1.3%	36,028,615
United Kingdom	1.1%	31,876,924
Netherlands	1.0%	29,939,351
Belgium	0.8%	23,376,170
Cayman Islands	0.6%	17,632,652
Australia	0.5%	15,813,662
Greece	0.2%	5,573,327
Austria	0.2%	5,051,968
	100.0%	$2,878,932,734

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at July 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,893,450,208
Gross unrealized appreciation	$147,667,713
Gross unrealized depreciation	(162,185,187)
Net unrealized depreciation	$(14,517,474)

The net unrealized appreciation on foreign currency at July 31, 2007 was $216,193.

Written call option activity for the period ended July 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	91,657	124,693,281
Options terminated in closing purchase transactions	(76,038)	(107,282,373)
Options expired	(6,710)	(660,286)
Outstanding, end of period	8,909	$16,750,622

At July 31, 2007 the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 20, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	September 20, 2007